Non-financial assets and liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other non-financial assets	$ 687,198	$ 662,749
Other non-financial assets current	35,620,633	26,612,046
Tax Credits [Member]
IfrsStatementLineItems [Line Items]
Other non-financial assets	81,571	311,294
Other non-financial assets current	7,340,665	7,327,763
Income Tax Credits [Member]
IfrsStatementLineItems [Line Items]
Other non-financial assets	601,213	341,632
Prepayments To Vendors [Member]
IfrsStatementLineItems [Line Items]
Other non-financial assets	4,414	9,823
Upfront Payments Of Inventory Purchases [Member]
IfrsStatementLineItems [Line Items]
Other non-financial assets current	24,178,756	10,359,136
Prepayment Insurance [Member]
IfrsStatementLineItems [Line Items]
Other non-financial assets current	2,627,135	1,145,637
Dividends Receivable From Associated Companies [Member]
IfrsStatementLineItems [Line Items]
Other non-financial assets current		6,368,591
Others [Member]
IfrsStatementLineItems [Line Items]
Other non-financial assets current	$ 1,474,077	$ 1,410,919